Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 66
Impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(462)	$ (416)	$ (402)
Impairment losses	(56)	(54)	(38)
Derecognition	24	26	24
Currency translation and other	55	(18)	1
Ending balance	$ (438)	$ (462)	$ (416)